Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	2 Months Ended	12 Months Ended
	Feb. 15, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 953
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group's risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions. Performance share awards granted from 2016 and onward are subject to a negative adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2018, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Strategic Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee's determination for the year in which the performance shares are granted.
Method of Measuring Cost of Award		Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.
Total estimated unrecognized compensation expense		SFr 167
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 16.33	SFr 15.88	SFr 19.11	SFr 21.01
Weighted-average grant-date fair value - Granted (in CHF per share)		16.98	14.41	18.62
Weighted-average grant-date fair value - Settled (in CHF per share)		16.07	20.41	22.67
Weighted-average grant-date fair value - Forfeited (in CHF per share)		16.26	16.38	19.64
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 16.33	SFr 15.88	SFr 19.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	51.7	54.2	48.4	55.9
Granted (in shares)		26.5	31.8	21.4
Settled (in shares)		(26.3)	(23.9)	(26.5)
Forfeited (in shares)		(2.7)	(2.1)	(2.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		51.7	54.2	48.4
of which vested (in shares)		5.4	6.7	6.8
of which unvested (in shares)		46.3	47.5	41.6
Performance shares | Performance share awards | Grant Date, February 2019 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 532
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 11.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	46.1
Performance shares | Performance share awards | Grant Date, February 2019 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 521
Performance shares | Performance share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 478
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 17.22
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		26.5
Performance shares | Performance share awards | Grant Date, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 451
Method of Measuring Cost of Award		The number of performance share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the ten consecutive trading days ended February 28, 2019. The fair value of each performance share award was CHF 11.75, the Group share price on the grant date. The majority of performance share awards granted include the right to receive dividend equivalents on vested shares.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 15.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			29.7
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Share awards granted in February 2019 are similar to those granted in February 2018. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
Vesting period		3 years
Method of Measuring Cost of Award		Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Total estimated unrecognized compensation expense		SFr 466
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 16.15	SFr 15.73	SFr 18.77	SFr 21.58
Weighted-average grant-date fair value - Granted (in CHF per share)		16.91	14.53	17.47
Weighted-average grant-date fair value - Settled (in CHF per share)		16.09	19.74	22.64
Weighted-average grant-date fair value - Forfeited (in CHF per share)		16.24	16.47	21.87
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 16.15	SFr 15.73	SFr 18.77
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	83.2	84.9	73.2	80.3
Granted (in shares)		43.8	54.3	39.7
Settled (in shares)		(40.7)	(38.2)	(37.7)
Forfeited (in shares)		(4.8)	(4.4)	(9.1)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		83.2	84.9	73.2
of which vested (in shares)		8.6	8.5	8.1
of which unvested (in shares)		74.6	76.4	65.1
Stock compensation plan | Share awards | Grant Date, February 2019 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 638
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 11.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	55.6
Stock compensation plan | Share awards | Grant Date, February 2019 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 629
Stock compensation plan | Share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 613
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 17.22
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		34.1
Stock compensation plan | Share awards | Grant Date, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 566
Method of Measuring Cost of Award		The number of share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the ten consecutive trading days ended February 28, 2019. The fair value of each share award was CHF 11.75, the Group share price on the grant date. The majority of share awards granted include the right to receive dividend equivalents on vested shares.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 15.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			37.8
Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Risk takers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Senior managemement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 years
Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	3.4	8.4	13.5
Granted (in shares)		0.0	0.3	16.4
Settled (in shares)		(4.9)	(5.0)	(2.6)
Forfeited (in shares)		(0.1)	(0.4)	(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		3.4	8.4	13.5
of which vested (in shares)		0.7	1.3	1.0
of which unvested (in shares)		2.7	7.1	12.5
Stock compensation plan | Contingent Capital share awards | Grant Date, February 2019 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 299
Stock compensation plan | Contingent Capital share awards | Grant Date, February 2019 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	273
Stock compensation plan | Contingent Capital share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 241
Stock compensation plan | Contingent Capital share awards | Grant Date, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 229
Stock compensation plan | Special awards and blocked shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		The Group's share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share and are generally subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
Stock compensation plan | Special awards and blocked shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		0 years
Stock compensation plan | Special awards and blocked shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Stock compensation plan | European Union and blocked share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In order to comply with Capital Requirements Directive IV requirements, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for six months to three years from the date of grant, depending on the location.
Stock compensation plan | European Union and blocked share awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		6 months
Stock compensation plan | European Union and blocked share awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Stock compensation plan | European Union and blocked share awards | Grant Date, February 2019 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	3.0
Stock compensation plan | European Union and blocked share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 38
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		2.1
Stock compensation plan | European Union and blocked share awards | Grant Date, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			2.5
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 912
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.
Total estimated unrecognized compensation expense		SFr 161
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 16.33	SFr 15.88	SFr 19.12	SFr 21.01
Weighted-average grant-date fair value - Granted (in CHF per share)		16.98	14.41	18.62
Weighted-average grant-date fair value - Settled (in CHF per share)		16.07	20.41	22.66
Weighted-average grant-date fair value - Forfeited (in CHF per share)		16.26	16.37	18.98
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 16.33	SFr 15.88	SFr 19.12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	50.0	52.8	48.1	55.5
Granted (in shares)		25.6	31.1	21.3
Settled (in shares)		(25.6)	(23.6)	(26.4)
Forfeited (in shares)		(2.8)	(2.8)	(2.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		50.0	52.8	48.1
of which vested (in shares)		5.2	6.6	6.8
of which unvested (in shares)		44.8	46.2	41.3
Bank | Performance shares | Performance share awards | Grant Date, February 2019 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 515
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	44.6
Bank | Performance shares | Performance share awards | Grant Date, February 2019 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 505
Bank | Performance shares | Performance share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 462
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		25.6
Bank | Performance shares | Performance share awards | Grant Date, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 449
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			29.6
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Total estimated unrecognized compensation expense		SFr 455
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 16.23	SFr 15.77	SFr 18.78	SFr 21.56
Weighted-average grant-date fair value - Granted (in CHF per share)		16.97	14.54	17.59
Weighted-average grant-date fair value - Settled (in CHF per share)		16.02	19.75	22.68
Weighted-average grant-date fair value - Forfeited (in CHF per share)		16.33	16.47	21.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 16.23	SFr 15.77	SFr 18.78
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	77.1	79.9	70.8	79.0
Granted (in shares)		40.5	51.5	38.1
Settled (in shares)		(39.0)	(36.8)	(37.2)
Forfeited (in shares)		(4.3)	(5.6)	(9.1)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		77.1	79.9	70.8
of which vested (in shares)		8.4	7.8	8.1
of which unvested (in shares)		68.7	72.1	62.7
Bank | Stock compensation plan | Share awards | Grant Date, February 2019 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 620
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	54.0
Bank | Stock compensation plan | Share awards | Grant Date, February 2019 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 611
Bank | Stock compensation plan | Share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 596
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		33.1
Bank | Stock compensation plan | Share awards | Grant Date, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 563
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			37.6
Bank | Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	2.7	7.5	12.8
Granted (in shares)		0.0	0.3	15.6
Settled (in shares)		(4.6)	(4.9)	(2.5)
Forfeited (in shares)		(0.2)	(0.7)	(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		2.7	7.5	12.8
of which vested (in shares)		0.7	1.3	1.0
of which unvested (in shares)		2.0	6.2	11.8
Bank | Stock compensation plan | Contingent Capital share awards | Grant Date, February 2019 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 289
Bank | Stock compensation plan | Contingent Capital share awards | Grant Date, February 2019 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	264
Bank | Stock compensation plan | Contingent Capital share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 233
Bank | Stock compensation plan | Contingent Capital share awards | Grant Date, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 228
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, February 2019 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	2.7
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		1.9
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			2.4